Long-Term Debt - Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total		$ 1,329	$ 9,287
Less: current portion		$ (1,329)	(6,176)
Long-term debt - related parties			$ 3,111
Promissory notes - shareholders [Member]
Related Party Transaction [Line Items]
Total	[1]
Promissory note - related party [Member]
Related Party Transaction [Line Items]
Total	[2]	$ 50	$ 412
Promissory note #1- CEO [Member]
Related Party Transaction [Line Items]
Total	[3]	$ 62	227
Promissory note #2 - CEO [Member]
Related Party Transaction [Line Items]
Total	[4]		$ 2,500
Promissory note #3 - CEO [Member]
Related Party Transaction [Line Items]
Total	[5]	$ 1,217
Note payable [Member]
Related Party Transaction [Line Items]
Total	[6]		$ 800
Note payable - SA Concepts [Member]
Related Party Transaction [Line Items]
Total	[7]		74
Note payable - Goldenhawk [Member]
Related Party Transaction [Line Items]
Total	[8]		3,674
Note payable - other [Member]
Related Party Transaction [Line Items]
Total	[9]		$ 1,600

[1]	Note payable to shareholders commencing July 22, 2013 issued at an interest rate of 10% maturing September 22, 2013, secured by the fixed and intangible assets of Intelleflex. The principal balance of $1,100 remained outstanding accruing interest at the rate of 10% through November 16, 2014. On November 16, 2014 these notes along with accrued interest in the amount of $908, as well as principal of $1,174 and accrued interest of $493 (see note (c)) were grouped into new debt with a related company "Goldenhawk" referred to in (h).
[2]	Unsecured note payable to former shareholder bearing interest at 5% per annum, with monthly principal and interest payments beginning in November 2014, maturing in November 2016.
[3]	Note payable to the Company's Chief Executive Officer (CEO), Randy May. In 2013 and 2014 the note was accruing interest at the rate of 10% through November 16, 2014. On November 16, 2014, the then outstanding principal of $1,174 and the accrued interest of $493 were combined with the outstanding balances of other shareholder notes in the principal amount of $1,100 and accrued interest of $908 (see note (a)) to create a new note with a related company "Goldenhawk" referred to in (h). The new note payable from November 17, 2014 through December 31, 2014 was an unsecured note bearing interest at a rate of 6% per annum, maturing in November 2015. On November 30, 2015, after monthly payments were being made, and additional amounts funded in March 2015 and May 2015 totaling $600, the Company along with the $2,500 (d below), combined these amounts into a new one year promissory note in the amount of $3,197 due November 30, 2016. Payments of $30 were made on this note in the first quarter of 2016.
[4]	Unsecured note payable with the Company's CEO, bearing interest at 6% per annum. Quarterly interest payments were due commencing February 2015, with the note maturing in November 2015. Note was the result of the value of the 10,000 Class A Common Shares re-acquired on November 16, 2014 from the CEO in an effort to raise capital without further dilution to the current shareholders. See (c) above for details on the extension of this note.
[5]	Note payable with the Company's CEO commencing November 30, 2015 at an interest rate of 6% per annum (see note c). The beginning principal balance of $3,197 was reduced by $1,980 on December 31, 2015 in exchange for 1,100 shares of Series A General Common Shares that were Treasury Shares owned by the Company. The remaining principal balance matures in November 2016.
[6]	Various related party unsecured notes bearing interest at 10% per annum. Notes were to mature in January 2015, however were extended through August 2015 and fully paid off by August 2015.
[7]	Note payable to SA Concepts upon sale of that Company on November 16, 2014. Original principal amount of $100. Note matured in March 2015 at which time it was paid off and there was no interest charged on this note.
[8]	As noted in (a) and (c) above, this note commenced on November 16, 2014 as the result of the combination of two separate notes and accrued interest on those respective notes. Commencing November 16, 2014, this new note bears interest at the rate of 6% per annum, unsecured, with quarterly interest payments due commencing February 2015 and the note maturing in November 2015. Interest on this note was paid for the first 6 months, then the accrued interest was added to the principal and a new note was entered into on November 18, 2015, for a period of one year. This note along with the balance in the note referenced in (i) was converted to 3,006 shares of Series A General Common Shares that were Treasury Shares owned by the Company on December 31, 2015.
[9]	Unsecured advances from related party Goldenhawk. This note was converted to Series A General Common Shares that were Treasury Shares owned by the Company (see (h)) on December 31, 2015.